UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2009
                                                ------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       Wooster Capital Management, LP
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Address:    540 Madison Ave, 19th Floor
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            New York, NY 10022
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Form 13F File Number:      028-11124
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       David Steinhardt
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Title:      Managing Partner
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Phone:      212-610-2101
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Signature, Place, and Date of Signing:

       /s/ David Steinhardt                 New York, NY           5/13/09
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Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


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Report Summary:


Number of Other Included Managers:             0
                                               -------------

Form 13F Information Table Entry Total:        4
                                               -------------

Form 13F Information Table Value Total:        4,516
                                               -------------
                                                (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


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

                                                                                                                VOTING AUTHORITY
     NAME OF            TITLE                  VALUE    SHRS OR    SH/   PUT/   INVESTMENT     OTHER
     ISSUER            OF CLASS    CUSIP     (X $1000)  PRN AMT    PRN   CALL   DISCRETION    MANAGERS       SOLE     SHARED   NONE
DELL INC                 COM     24702R101     1,896    200,000    SH              SOLE                    200,000
NEWELL RUBBERMAID INC    COM     651229106       957    150,000    SH              SOLE                    150,000
SERVICE CORP INTL        COM     817565104       349    100,000    SH              SOLE                    100,000
SILGAN HOLDINGS INC      COM     827048109     1,314     25,000    SH              SOLE                     25,000
